Business Segment And Geographic Information (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Sales And Operating Revenue

Sales and operating revenue:

Year Ended March 31	2010	2011	2012
	Millions of yen
Sales and operating revenue:
Regional communications business—
External customers	¥3,449,437	¥3,529,551	¥3,306,656
Intersegment	514,906	497,657	458,115

Total	3,964,343	4,027,208	3,764,771
Long distance and international communications business—(*)
External customers	1,145,949	1,223,429	1,573,150
Intersegment	113,693	109,223	105,506

Total	1,259,642	1,332,652	1,678,656
Mobile communications business—
External customers	4,243,432	4,191,795	4,211,099
Intersegment	40,972	32,478	28,904

Total	4,284,404	4,224,273	4,240,003
Data communications business—
External customers	1,007,274	1,031,107	1,108,212
Intersegment	125,239	132,081	143,598

Total	1,132,513	1,163,188	1,251,810
Other—
External customers	335,284	329,121	308,245
Intersegment	797,332	791,146	780,794

Total	1,132,616	1,120,267	1,089,039
Elimination	(1,592,142)	(1,562,585)	(1,516,917)

Consolidated total	¥10,181,376	¥10,305,003	¥10,507,362

(*)	The operating revenues (External customer and Total) for the long-distance and international communications business segment for the fiscal year ended March 31, 2011 and 2012 includes Dimension Data’s operating revenues of ¥78,461 million and ¥465,729 million, respectively.

Schedule Of Segment Profit

Segment profit:

Year Ended March 31	2010	2011	2012
	Millions of yen
Segment profit:
Regional communications business	¥82,105	¥127,252	¥86,906
Long distance and international communications business	98,230	97,089	116,669
Mobile communications business	828,449	839,102	876,406
Data communications business	64,866	76,978	71,542
Other	13,326	44,857	56,857

Total segment profit	1,086,976	1,185,278	1,208,380
Elimination	30,717	29,631	14,586

Consolidated operating income	1,117,693	1,214,909	1,222,966
Other income	102,071	73,829	103,737
Other expenses	99,693	112,941	87,373

Consolidated income before income taxes and equity in earnings (losses) of affiliated companies	¥1,120,071	¥1,175,797	¥1,239,330

Equity in earnings (losses) of affiliated companies:
Regional communications business	¥177	¥77	¥93
Long distance and international communications business	657	432	900
Mobile communications business	(3,105)	(9,913)	(14,231)
Data communications business	(142)	91	27
Other	11,207	10,983	10,225

Consolidated total	¥8,794	¥1,670	¥(2,986)

Schedule Of Segment Assets

Segment assets:

As of March 31	2010	2011	2012
	Millions of yen
Segment Assets:
Regional communications business	¥7,642,212	¥7,659,004	¥7,456,797
Long distance and international communications business	1,315,930	1,770,589	1,770,522
Mobile communications business	6,905,750	6,945,024	7,090,883
Data communications business	1,324,508	1,502,352	1,515,686
Other	9,901,694	10,009,775	9,924,722

Total segment assets	27,090,094	27,886,744	27,758,610
Elimination	(8,151,039)	(8,221,148)	(8,368,911)

Consolidated total assets	¥18,939,055	¥19,665,596	¥19,389,699

(Note)	Elimination includes offsetting the carrying amount of the parent’s investment in each subsidiary and the parent’s portion of equity of each subsidiary.

Goodwill resulting from an acquisition is included in segment assets of the respective business in which the acquired business has been included. See Note 8.

Schedule Of Other Significant Items

Other significant items:

Year Ended March 31	2010	2011	2012
	Millions of yen
Depreciation and amortization:
Regional communications business	¥884,810	¥847,483	¥816,307
Long distance and international communications business	137,269	134,423	137,176
Mobile communications business	706,942	698,690	688,518
Data communications business	151,067	148,404	140,075
Other	125,165	127,419	122,728

Total segment	2,005,253	1,956,419	1,904,804
Elimination	6,811	6,115	5,894

Consolidated total	¥2,012,064	¥1,962,534	¥1,910,698

Capital investments for segment assets:
Regional communications business	¥874,204	¥806,953	¥811,803
Long distance and international communications business	129,010	135,452	152,348
Mobile communications business	686,508	668,476	726,833
Data communications business	162,571	139,070	133,966
Other	134,831	120,155	121,660

Consolidated total	¥1,987,124	¥1,870,106	¥1,946,610

Point program expenses:
Regional communications business	¥—	¥7,760	¥5,615
Long distance and international communications business	1,842	2,145	2,166
Mobile communications business	142,220	126,847	95,790

Consolidated total	¥144,062	¥136,752	¥103,571